PROPERTY, PLANT AND EQUIPMENT - Useful Life (Details)	6 Months Ended
Jun. 30, 2021
Building And Building Improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	5 years
Building And Building Improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	50 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	15 years
Fixtures and fittings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	3 years
Fixtures and fittings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	10 years